Cover	May 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2022
Entity File Number	333-191083
Entity Registrant Name	RASNA THERAPEUTICS, INC.
Entity Central Index Key	0001582249
Entity Tax Identification Number	39-2080103
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 2525
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	646
Local Phone Number	396-4087
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false